Business Segment Information	9 Months Ended
Sep. 30, 2013
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through organic growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment.  In 2013 the Group have consolidated and reclassified the results of the former central laboratory segment into the clinical research segment as the central laboratory segment does not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Management have determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Belgium, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Turkey, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at September 30, 2013 and December 31, 2012 and for the three and nine months ended September 30, 2013 and September 30, 2012 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$70,368	$41,129	$200,699	$110,891
Rest of Europe	80,417	80,466	250,275	253,740
U.S.	152,426	129,564	427,359	351,548
Rest of World	36,599	34,343	112,485	98,663
Total	$339,810	$285,502	$990,818	$814,842
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$20,105	$(435)	$44,948	$(7,036)
Rest of Europe	(294)	5,261	7,023	21,683
U.S.	11,135	13,956	24,412	22,225
Rest of World	2,215	2,097	6,073	6,743
Total	$33,161	$20,879	$82,456	$43,615

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$20,105	$(435)	$46,002	$(4,961)
Rest of Europe	(294)	5,261	10,461	22,229
U.S.	11,135	13,956	28,504	24,875
Rest of World	2,215	2,097	6,522	7,108
Total	$33,161	$20,879	$91,489	$49,251

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$105,422	$110,369
Rest of Europe	15,134	16,115
U.S.	34,311	32,400
Rest of World	7,955	9,489
Total	$162,822	$168,373

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,966	$4,380	$14,791	$13,381
Rest of Europe	1,580	1,691	5,002	5,430
U.S.	4,126	3,631	11,831	10,568
Rest of World	903	899	2,927	2,854
Total	$11,575	$10,601	$34,551	$32,233

f) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$521,287	$476,159
Rest of Europe	314,829	236,305
U.S.	473,510	437,756
Rest of World	52,442	51,888
Total	$1,362,068	$1,202,108